UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE



Report for the Calendar Year or Quarter Ended:      March 31, 2003
                                                   ------------------

Check here if Amendment [x]; Amendment Number:        1
                                                   -----------------

     This Amendment (check only one):  [ x] is a restatement
                                       [  ] add new holdings entries

Institutional Investment Manager Filing this Report:

Name:           Burroughs Hutchinson Inc
                -------------------------------------------
Address:        877 W Main St Ste 602
                -------------------------------------------
                Boise ID 83702
                -------------------------------------------

Form 13F File Number:   028-07788
                        ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:


Name:           Jill Wilson
                -----------------------
Title:          Chief Operating Officer
                -----------------------
Phone:          208-343-7556
                -----------------------

Signature, Place and Date of Signing:


            Jill Wilson               Boise, ID               10/27/08
      -------------------------     ---------------------     ----------------
             [Signature]                [City, State]              [Date]

Report Type (Check only one)
----------------------------


[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:



Number of Other Included Managers:                        0
                                                 --------------------

Form 13F Information Table Entry Total:                  62
                                                 --------------------

Form 13F Information Table Value Total:                $126,287
                                                 --------------------
                                                     (thousands)




List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.



                        Form 13F INFORMATION TABLE


AUTHORITY         TITLE OF VALUE    SHARES/  SH/ PUT/         INVSTMT   OTHER  VOTING AUTHORITY
NAME OF ISSURER   CLASS    CUSIP    (X$1000) PRN AMT PRN CALL DSCRETIN  MGRS   SOLE SHRD NONE
---------------   -----    -----    -------  ------- -------- --------  ----   ---- ---- ----
                                                                 FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFC Enterprises                COM              00104q107      371    27600 SH       SOLE                    27600
Abbott Labs                    COM              002824100      527    14020 SH       SOLE                    14020
American Express               COM              025816109      204     6127 SH       SOLE                     6127
American Intl. Group           COM              026874107     1061    21459 SH       SOLE                    21459
Anadarko Petroleum             COM              032511107     1162    25544 SH       SOLE                    25544
Anthem, Inc                    COM              03674b104     2373    35825 SH       SOLE                    35825
Bank of America Corp           COM              060505104     1454    21752 SH       SOLE                    21752
Baxter Int'l Inc               COM              071813109     1186    63650 SH       SOLE                    63650
Cardinal Health                COM              14149y108     4606    80849 SH       SOLE                    80849
Caremark RX                    COM              141705103     2627   144750 SH       SOLE                   144750
ChevronTexaco Corp             COM              166764100     2341    36207 SH       SOLE                    36207
Cisco Systems Inc              COM              17275r102      310    23847 SH       SOLE                    23847
Citigroup                      COM              172967101     3068    89054 SH       SOLE                    89054
Everest RE Group               COM              g3223r108      423     7400 SH       SOLE                     7400
Express Scripts                COM              302182100     4442    79758 SH       SOLE                    79758
Fannie Mae                     COM              313586109     2666    40789 SH       SOLE                    40789
Freddie Mac                    COM              313400301      395     7445 SH       SOLE                     7445
General Electric               COM              369604103     2522    98920 SH       SOLE                    98920
Health Management              COM              421933102      228    12000 SH       SOLE                    12000
Home Depot                     COM              437076102     2884   118379 SH       SOLE                   118379
Honeywell Int'l                COM              438516106      239    11170 SH       SOLE                    11170
Int'l Business Mach.           COM              459200101     1896    24179 SH       SOLE                    24179
J.P. Morgan Chase              COM              46625H100     2939   123948 SH       SOLE                   123948
Johnson & Johnson              COM              478160104     3500    60481 SH       SOLE                    60481
KeyCorp                        COM              493267108     2270   100600 SH       SOLE                   100600
L-3 Communications             COM              502424104     2641    65750 SH       SOLE                    65750
Lehman Brothers                COM              524908100     4907    84970 SH       SOLE                    84970
Lilly (Eli) & Co.              COM              532457108     1562    27337 SH       SOLE                    27337
MBIA, Inc.                     COM              55262C100     3040    78675 SH       SOLE                    78675
MGIC Investment Corp           COM              552848103     1210    30820 SH       SOLE                    30820
Masco Corp.                    COM              574599106      325    17475 SH       SOLE                    17475
Men's Wearhouse                COM              587118100     1970   131683 SH       SOLE                   131683
Merrill Lynch Inc.             COM              590188108     2459    69475 SH       SOLE                    69475
Microsoft                      COM              594918104     4053   167400 SH       SOLE                   167400
Nokia Corp                     COM              654902204      559    39868 SH       SOLE                    39868
O'Reilly Automotive            COM              686091109     3554   131272 SH       SOLE                   131272
PMI Group                      COM              69344M101     4097   160354 SH       SOLE                   160354
Pepsico Inc.                   COM              713448108     4415   110363 SH       SOLE                   110363
Pfizer Inc                     COM              717081103     4514   144865 SH       SOLE                   144865
Radian Group                   COM              750236101      417    12500 SH       SOLE                    12500
Rayovac Corp                   COM              755081106     1717   158275 SH       SOLE                   158275
Royal Dutch Shell              COM              780257804      302     7400 SH       SOLE                     7400
Ruby Tuesday, Inc.             COM              781182100     2417   118475 SH       SOLE                   118475
Southwest Airlines             COM              844741108     2598   180900 SH       SOLE                   180900
Sungard Data Systems           COM              867363103     2987   140230 SH       SOLE                   140230
TJX Companies Inc              COM              872540109      180    10200 SH       SOLE                    10200
Teleflex                       COM              879369106     1661    46525 SH       SOLE                    46525
Tyco Intl Ltd                  COM              902124106     1503   116893 SH       SOLE                   116893
Wells Fargo                    COM              949746101      613    13616 SH       SOLE                    13616
Bergen Capital 7.80%           PRD              083748202     1106    45800 SH       SOLE                    45800
DDR Class F  8.60%             PRD              251591871      252     9800 SH       SOLE                     9800
Camden Property Trust          COM              133131102     1085    33475 SH       SOLE                    33475
Colonial Properties            COM              195872106     2391    72271 SH       SOLE                    72271
Developers Diversified         COM              251591103     1919    79447 SH       SOLE                    79447
Duke-Weeks Realty              COM              264411505     2332    86425 SH       SOLE                    86425
First Industrial Realty        COM              32054K103     3423   120883 SH       SOLE                   120883
Gables Residential             COM              362418105     1186    44336 SH       SOLE                    44336
Highwoods Property             COM              431284108     3313   162072 SH       SOLE                   162072
Lexington Realty Tr            COM              529043101     1756   103000 SH       SOLE                   103000
Macerich                       COM              554382101     2327    73465 SH       SOLE                    73465
Mack-Cali Realty Corp          COM              554489104     3176   102549 SH       SOLE                   102549
Simon Property Group           COM              828806109     2626    73280 SH       SOLE                    73280
